Severance Pay Obligations, Net	12 Months Ended
Dec. 31, 2019
Classes of employee benefits expense [abstract]
Severance Pay Obligations, Net

NOTE 8-SEVERANCE PAY OBLIGATIONS, net:

a.	The Company has both defined benefit and defined contribution plans.

The Company has no obligation relating to the defined contribution plans. The obligation under the defined benefit plans is covered partly by regular deposits with severance pay funds and by the purchase of insurance policies.

b.	The Company’s obligation to make pension payments is covered by regular deposits with defined contribution plans. The amounts deposited are not reflected in the statements of financial position.

c.	The amounts recognized in the statements of financial position were as follows:

	Year ended December 31
	2019	2018
	U.S. dollars in thousands
Severance pay obligations	$487	$391
Fair value of plan assets	324	292

Liability in the statements of financial position	$163	$99

Amounts charged to other comprehensive loss (income) for the years ended December 31, 2019, 2018 and 2017 were $49 thousand, $(25) thousand and $24 thousand, respectively.

The principal actuarial assumptions used for December 31, 2019 and 2018 were as follows:

	2019	2018
Discount rate	1.82%	3.41%
Future salary increases	4.0%	4.0%

d.	The amounts recorded as an employee benefit expense in respect of defined contribution plans for the years ended December 31, 2019, 2018 and 2017 were $403 thousand, $347 thousand and $318 thousand, respectively.